Long-Term Debt and Bonds, Consolidated Balance Sheets Analyzes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt and Bonds [Abstract]
Long-term debt	$ 228,683
Current [Abstract]
Current portion of long-term debt, net of deferred financing costs	12,391	$ 7,443
Non-current [Abstract]
Non-current portion of long-term debt, net of deferred financing costs	114,799	40,016
Non-current portion of long-term bond, net of deferred financing costs	95,142	0
Total Secured Debt [Member]
Long-Term Debt and Bonds [Abstract]
Less unamortized deferred financing costs	(1,493)	(224)
Total debt, net of deferred financing costs	127,190	47,459
Current [Abstract]
Less current portion of unamortized deferred financing costs	(283)	(90)
Current portion of long-term debt, net of deferred financing costs	12,391	7,443
Non-current [Abstract]
Less non-current portion of unamortized deferred financing costs	(1,210)	(134)
Non-current portion of long-term debt, net of deferred financing costs	114,799	40,016
Nordea Bank Secured Term Loan [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	12,500	15,833
Current [Abstract]
Current portion of long-term debt	3,333	3,333
Non-current [Abstract]
Non-current portion of long-term debt	9,167	12,500
Alpha Bank Secured Term Loans [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	28,700	31,850
Current [Abstract]
Current portion of long-term debt	4,200	4,200
Non-current [Abstract]
Non-current portion of long-term debt	24,500	27,650
Huican Sale and Lease Back Financing [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	44,545	0
Current [Abstract]
Current portion of long-term debt	2,538	0
Non-current [Abstract]
Non-current portion of long-term debt	42,007	0
Kenzan Kaiun Sale and Lease Back Financing [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	42,938	0
Current [Abstract]
Current portion of long-term debt	2,603	0
Non-current [Abstract]
Non-current portion of long-term debt	40,335	0
Nordic Trustee Bond [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	97,000	0
Less unamortized deferred financing costs	(1,858)	0
Total bond, net of deferred financing costs	95,142	0
Current [Abstract]
Current portion of long-term debt	0	0
Less current portion of unamortized deferred financing costs	0	0
Current portion of long-term bond, net of deferred financing costs	0	0
Non-current [Abstract]
Non-current portion of long-term debt	97,000	0
Less non-current portion of unamortized deferred financing costs	(1,858)	0
Non-current portion of long-term bond, net of deferred financing costs	$ 95,142	$ 0